SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	3.68	3.98	4.64
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	4.03	5.09	5.40
Measurement Input, Share Price [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0.04	0.02	0.03
Measurement Input, Share Price [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0.08	0.04	0.05
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Derivative liability, measurement input term	3 days	3 days	3 days
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	136.4	138.38	142.45
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	139.5	226.9	236.86
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0	0	0